Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for issuance pursuant to the 2019 Equity Incentive Plan
Amount Registered | shares	14,943,083
Proposed Maximum Offering Price per Unit	15.12
Maximum Aggregate Offering Price	$ 225,939,414.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,202.23
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any common stock which become issuable under the above-named plans by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of common stock. (2) Reflects automatic annual increases on each of January 1, 2024 and January 1, 2026 to the number of shares of the Registrant's common stock reserved for issuance under the Adaptive Biotechnologies Corporation 2019 Equity Incentive Plan (the "2019 EIP"), which annual increases are provided for in the 2019 EIP. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act on the basis of $15.12 per share, which represents the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on February 23, 2026.